Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2020 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.2%
Corporate Bonds — 86.0%

Consumer Discretionary — 10.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 2/15/23‡	$158,000	$161,160
4.625%, due 1/15/27‡	265,000	280,237
4.875%, due 2/15/30‡	237,000	254,775
5.750%, due 3/15/25	65,000	67,112
5.875%, due 2/15/28‡	182,000	199,290
7.500%, due 3/15/26‡	147,000	165,007
Allison Transmission, Inc.
5.000%, due 10/1/24‡(a)	180,000	183,150
5.875%, due 6/1/29‡	97,000	106,700
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, due 5/1/25‡	230,000	234,025
Churchill Downs, Inc.
4.750%, due 1/15/28‡	97,000	98,334
5.500%, due 4/1/27‡	155,000	161,781
Clarios Global LP
6.750%, due 5/15/25‡	90,000	96,750
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26‡	186,000	199,020
Ford Motor Co.
4.346%, due 12/8/26(a)	200,000	203,000
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	100,000	99,667
3.096%, due 5/4/23	500,000	498,137
3.350%, due 11/1/22	550,000	552,796
3.815%, due 11/2/27	150,000	147,261
4.063%, due 11/1/24	450,000	460,170
4.271%, due 1/9/27	175,000	175,739
4.375%, due 8/6/23	100,000	103,311
4.687%, due 6/9/25	90,000	93,655
5.113%, due 5/3/29	175,000	186,637
5.125%, due 6/16/25	375,000	398,887
5.584%, due 3/18/24	100,000	106,271
5.596%, due 1/7/22	200,000	207,488
Series G, 4.389%, due 1/8/26	45,000	46,026
Hanesbrands, Inc.
4.625%, due 5/15/24‡	179,000	189,293
4.875%, due 5/15/26‡	312,000	340,860
Hilton Domestic Operating Co., Inc.
4.250%, due 9/1/24	240,000	242,400
4.875%, due 1/15/30	246,000	258,300
5.125%, due 5/1/26	266,000	273,980
5.375%, due 5/1/25‡	90,000	94,050
5.750%, due 5/1/28‡	90,000	96,075
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, due 4/1/25	163,000	165,649
4.875%, due 4/1/27	148,000	153,735
International Game Technology PLC
5.250%, due 1/15/29‡	290,000	295,800
6.500%, due 2/15/25‡	250,000	268,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27‡	174,000	184,875
5.000%, due 6/1/24‡	230,000	235,750
5.250%, due 6/1/26‡	228,000	238,260

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Discretionary (continued)
Marriott Ownership Resorts, Inc.
6.125%, due 9/15/25‡	$90,000	$94,950
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.500%, due 9/1/26	95,000	98,800
4.625%, due 6/15/25‡	200,000	208,000
5.625%, due 5/1/24	251,000	271,080
5.750%, due 2/1/27	159,000	173,310
MGM Resorts International
5.750%, due 6/15/25	214,000	220,420
Penske Automotive Group, Inc.
5.500%, due 5/15/26(a)	97,000	101,365
PetSmart, Inc.
5.875%, due 6/1/25‡	180,000	184,950
QVC, Inc.
4.750%, due 2/15/27	140,000	144,200
Tesla, Inc.
5.300%, due 8/15/25‡	355,000	367,425
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25‡	153,000	154,913
3.750%, due 2/15/27‡	158,000	158,395
4.125%, due 8/15/30‡	282,000	285,525
4.250%, due 12/1/26‡	261,000	268,830
4.625%, due 12/1/29‡	202,000	211,090
William Carter Co. (The)
5.500%, due 5/15/25‡	90,000	94,950
5.625%, due 3/15/27‡	90,000	95,850
Yum! Brands, Inc.
4.750%, due 1/15/30‡	167,000	180,778
7.750%, due 4/1/25‡	90,000	99,675
		11,938,669
Consumer Staples — 8.2%
B&G Foods, Inc.
5.250%, due 4/1/25	65,000	67,925
5.250%, due 9/15/27	165,000	174,900
Edgewell Personal Care Co.
5.500%, due 6/1/28‡	160,000	172,800
Energizer Holdings, Inc.
4.750%, due 6/15/28‡	150,000	160,875
6.375%, due 7/15/26‡	173,000	184,677
7.750%, due 1/15/27‡	97,000	107,670
Kraft Heinz Foods Co.
3.000%, due 6/1/26	321,000	339,614
3.750%, due 4/1/30‡	158,000	171,511
3.875%, due 5/15/27‡	225,000	242,595
3.950%, due 7/15/25	256,000	282,254
4.250%, due 3/1/31‡	270,000	297,776
4.375%, due 6/1/46	424,000	440,625
4.625%, due 1/30/29	168,000	191,340
4.625%, due 10/1/39‡	79,000	83,023
4.875%, due 10/1/49‡	237,000	258,881
5.000%, due 7/15/35	163,000	190,257
5.000%, due 6/4/42	321,000	356,476
5.200%, due 7/15/45	261,000	297,683
5.500%, due 6/1/50‡	120,000	140,768
Lamb Weston Holdings, Inc.
4.625%, due 11/1/24‡	161,000	168,849
4.875%, due 11/1/26‡	175,000	183,531
4.875%, due 5/15/28‡	115,000	127,362
Mattel, Inc.
5.875%, due 12/15/27‡	90,000	96,975

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples (continued)
Mattel, Inc. (continued)
6.750%, due 12/31/25‡(a)	$370,000	$393,125
Newell Brands, Inc.
4.350%, due 4/1/23	261,000	277,312
4.700%, due 4/1/26	448,000	484,960
4.875%, due 6/1/25(a)	90,000	97,875
5.875%, due 4/1/36	110,000	123,750
6.000%, due 4/1/46	136,000	149,940
Performance Food Group, Inc.
5.500%, due 10/15/27‡	236,000	243,670
Pilgrim's Pride Corp.
5.750%, due 3/15/25‡	205,000	210,637
5.875%, due 9/30/27‡	179,000	188,845
Post Holdings, Inc.
4.625%, due 4/15/30‡	270,000	284,175
5.000%, due 8/15/26‡	433,000	453,026
5.500%, due 12/15/29‡	157,000	172,308
5.625%, due 1/15/28‡	239,000	259,614
5.750%, due 3/1/27‡	389,000	414,285
Prestige Brands, Inc.
6.375%, due 3/1/24‡	90,000	93,375
Tempur Sealy International, Inc.
5.500%, due 6/15/26	146,000	151,840
5.625%, due 10/15/23	65,000	66,381
US Foods, Inc.
6.250%, due 4/15/25‡	215,000	228,706
		9,032,191
Energy — 5.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	149,000	160,920
5.625%, due 5/20/24	148,000	158,360
5.750%, due 5/20/27	86,000	94,170
5.875%, due 8/20/26	148,000	163,355
Buckeye Partners LP
3.950%, due 12/1/26	233,000	230,379
4.125%, due 3/1/25‡	100,000	100,750
4.500%, due 3/1/28‡	69,000	68,569
Cheniere Energy Partners LP
4.500%, due 10/1/29	320,000	337,600
5.250%, due 10/1/25	332,000	340,300
5.625%, due 10/1/26	320,000	338,000
DCP Midstream Operating LP
5.125%, due 5/15/29	265,000	265,662
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28‡	225,000	232,312
EQM Midstream Partners LP
4.125%, due 12/1/26	125,000	121,250
4.750%, due 7/15/23	245,000	248,062
EQT Corp.
3.000%, due 10/1/22	155,000	153,256
Hess Midstream Operations LP
5.125%, due 6/15/28‡	125,000	127,188
Parsley Energy LLC / Parsley Finance Corp.
5.250%, due 8/15/25‡	250,000	255,625
5.625%, due 10/15/27‡	150,000	156,750
Sunoco LP / Sunoco Finance Corp.
4.875%, due 1/15/23	230,000	233,738
5.500%, due 2/15/26	160,000	164,400
6.000%, due 4/15/27	145,000	152,975

	Principal Amount	Value
Corporate Bonds (continued)

Energy (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, due 1/15/28	$75,000	$76,500
5.500%, due 3/1/30‡	445,000	468,919
5.875%, due 4/15/26	500,000	530,000
6.500%, due 7/15/27	145,000	155,150
Viper Energy Partners LP
5.375%, due 11/1/27‡	100,000	104,000
Western Midstream Operating LP
4.100%, due 2/1/25	255,000	252,450
4.650%, due 7/1/26	100,000	103,000
5.050%, due 2/1/30	245,000	247,450
		6,041,090
Financials — 4.2%
CIT Group, Inc.
4.125%, due 3/9/21	62,000	62,310
4.750%, due 2/16/24	96,000	99,480
5.000%, due 8/15/22	236,000	243,965
5.250%, due 3/7/25	167,000	177,437
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	255,000	260,100
6.375%, due 12/15/25	173,000	179,488
LPL Holdings, Inc.
5.750%, due 9/15/25‡	165,000	171,600
MSCI, Inc.
3.875%, due 2/15/31‡	200,000	217,000
4.000%, due 11/15/29‡	231,000	249,480
4.750%, due 8/1/26‡	176,000	184,360
5.375%, due 5/15/27‡	91,000	98,280
OneMain Finance Corp.
5.625%, due 3/15/23	190,000	202,350
6.125%, due 5/15/22	237,000	249,739
6.125%, due 3/15/24	285,000	307,088
6.875%, due 3/15/25	280,000	312,900
7.125%, due 3/15/26	350,000	410,375
8.875%, due 6/1/25	130,000	147,225
Quicken Loans LLC
5.250%, due 1/15/28‡	186,000	200,679
5.750%, due 5/1/25‡	65,000	67,117
Radian Group, Inc.
4.500%, due 10/1/24	80,000	79,600
Refinitiv US Holdings, Inc.
6.250%, due 5/15/26‡	240,000	258,600
8.250%, due 11/15/26‡	330,000	364,237
		4,543,410
Health Care — 13.4%
Acadia Healthcare Co., Inc.
5.500%, due 7/1/28‡	85,000	90,312
5.625%, due 2/15/23	155,000	157,131
Avantor Funding, Inc.
4.625%, due 7/15/28‡	400,000	423,000
Bausch Health Cos., Inc.
5.000%, due 1/30/28‡	347,000	348,735
5.250%, due 1/30/30‡	266,000	271,652
5.750%, due 8/15/27‡	100,000	108,750
6.125%, due 4/15/25‡	760,000	783,750
7.000%, due 1/15/28‡	155,000	168,950
Centene Corp.
3.375%, due 2/15/30	650,000	688,187
4.250%, due 12/15/27	513,000	546,345
4.625%, due 12/15/29	730,000	813,950

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
Centene Corp. (continued)
4.750%, due 1/15/25	$175,000	$181,125
5.375%, due 6/1/26‡	311,000	331,992
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.750%, due 3/1/25‡	260,000	265,850
Charles River Laboratories International, Inc.
4.250%, due 5/1/28‡	97,000	102,699
5.500%, due 4/1/26‡	84,000	88,725
DaVita, Inc.
4.625%, due 6/1/30‡	380,000	404,700
Elanco Animal Health, Inc.
4.662%, due 8/27/21	72,000	74,919
5.022%, due 8/28/23	97,000	108,331
5.650%, due 8/28/28	172,000	198,445
Encompass Health Corp.
4.500%, due 2/1/28	138,000	144,210
4.750%, due 2/1/30	183,000	193,065
HCA, Inc.
3.500%, due 9/1/30	565,000	593,250
5.375%, due 2/1/25	609,000	683,602
5.375%, due 9/1/26	229,000	261,633
5.625%, due 9/1/28	331,000	395,545
5.875%, due 5/1/23	252,000	277,200
5.875%, due 2/15/26	334,000	388,275
5.875%, due 2/1/29	182,000	221,585
IQVIA, Inc.
5.000%, due 10/15/26‡	184,000	193,200
5.000%, due 5/15/27‡	246,000	261,990
Jaguar Holding Co. II / PPD Development LP
4.625%, due 6/15/25‡	50,000	52,500
5.000%, due 6/15/28‡	200,000	213,000
LifePoint Health, Inc.
4.375%, due 2/15/27‡	148,000	150,775
6.750%, due 4/15/25‡	100,000	107,875
MEDNAX, Inc.
5.250%, due 12/1/23‡	150,000	152,250
Molina Healthcare, Inc.
4.375%, due 6/15/28‡	195,000	206,456
5.375%, due 11/15/22	148,000	155,400
Select Medical Corp.
6.250%, due 8/15/26‡	257,000	276,918
Service Corp. International
4.625%, due 12/15/27	145,000	154,425
5.125%, due 6/1/29	172,000	189,630
Teleflex, Inc.
4.250%, due 6/1/28‡	100,000	107,125
4.625%, due 11/15/27	100,000	108,125
Tenet Healthcare Corp.
4.625%, due 7/15/24	400,000	409,000
4.625%, due 9/1/24‡	117,000	121,388
4.625%, due 6/15/28‡	130,000	136,500
4.875%, due 1/1/26‡	419,000	437,855
5.125%, due 5/1/25	319,000	326,975
5.125%, due 11/1/27‡	335,000	355,938
6.250%, due 2/1/27‡	470,000	498,200
7.500%, due 4/1/25‡	150,000	165,563
8.125%, due 4/1/22	567,000	610,943
		14,707,944

	Principal Amount	Value
Corporate Bonds (continued)

Industrials — 9.9%
ADT Security Corp. (The)
3.500%, due 7/15/22	$300,000	$306,375
4.875%, due 7/15/32‡	115,000	115,431
AECOM
5.125%, due 3/15/27	225,000	246,375
5.875%, due 10/15/24	165,000	179,437
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26‡	425,000	452,625
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28‡	157,000	161,514
5.875%, due 5/15/26‡	87,000	92,002
Aramark Services, Inc.
4.750%, due 6/1/26	93,000	92,767
5.000%, due 4/1/25‡	148,000	152,625
5.000%, due 2/1/28‡(a)	234,000	235,462
6.375%, due 5/1/25‡	335,000	352,587
Brink's Co. (The)
4.625%, due 10/15/27‡	120,000	122,400
Builders FirstSource, Inc.
5.000%, due 3/1/30‡	90,000	91,237
6.750%, due 6/1/27‡	235,000	257,619
Colfax Corp.
6.000%, due 2/15/24‡	149,000	156,822
Dun & Bradstreet Corp. (The)
6.875%, due 8/15/26‡	152,000	166,060
10.250%, due 2/15/27‡	100,000	113,750
Gartner, Inc.
4.500%, due 7/1/28‡	225,000	236,812
Herc Holdings, Inc.
5.500%, due 7/15/27‡	256,000	271,040
Iron Mountain, Inc.
4.875%, due 9/15/27‡	232,000	241,570
4.875%, due 9/15/29‡	171,000	178,054
5.250%, due 3/15/28‡	171,000	179,550
5.250%, due 7/15/30‡	100,000	104,625
5.625%, due 7/15/32‡	425,000	456,875
Lennar Corp.
4.125%, due 1/15/22	158,000	161,950
4.500%, due 4/30/24	148,000	159,100
4.750%, due 4/1/21	73,000	73,821
4.750%, due 11/29/27	182,000	209,072
5.875%, due 11/15/24	70,000	79,188
Picasso Finance Sub, Inc.
6.125%, due 6/15/25‡	140,000	148,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24‡	163,000	174,818
5.750%, due 4/15/26‡	261,000	289,058
PulteGroup, Inc.
4.250%, due 3/1/21	93,000	93,930
5.000%, due 1/15/27	154,000	174,790
5.500%, due 3/1/26	146,000	167,170
Signature Aviation US Holdings, Inc.
4.000%, due 3/1/28‡	200,000	189,000
Standard Industries, Inc.
4.375%, due 7/15/30‡	250,000	270,000
4.750%, due 1/15/28‡	186,000	198,090
5.000%, due 2/15/27‡	249,000	264,563

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	$150,000	$150,188
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30‡	100,000	109,250
5.875%, due 6/15/27‡	220,000	243,100
Toll Brothers Finance Corp.
4.875%, due 3/15/27	76,000	85,120
TransDigm, Inc.
6.250%, due 3/15/26‡	1,000,000	1,055,000
United Rentals North America, Inc.
4.000%, due 7/15/30	245,000	252,963
4.625%, due 10/15/25	170,000	174,888
4.875%, due 1/15/28	336,000	360,780
5.250%, due 1/15/30	162,000	177,390
5.500%, due 5/15/27	242,000	260,453
5.875%, due 9/15/26	177,000	188,948
6.500%, due 12/15/26	162,000	179,820
		10,854,814
Information Technology — 4.5%
CDK Global, Inc.
4.875%, due 6/1/27	145,000	154,969
5.250%, due 5/15/29‡	92,000	100,740
5.875%, due 6/15/26	76,000	81,035
CDW LLC / CDW Finance Corp.
4.125%, due 5/1/25	175,000	184,187
4.250%, due 4/1/28	97,000	102,941
5.000%, due 9/1/25	94,000	97,525
CommScope, Inc.
5.500%, due 3/1/24‡	238,000	246,627
6.000%, due 3/1/26‡	321,000	341,464
EMC Corp.
3.375%, due 6/1/23	179,000	187,055
Match Group Holdings II LLC
4.125%, due 8/1/30‡	94,000	96,820
4.625%, due 6/1/28‡	90,000	92,700
5.000%, due 12/15/27‡	140,000	147,000
Microchip Technology, Inc.
4.250%, due 9/1/25‡	235,000	246,162
NCR Corp.
5.750%, due 9/1/27‡	142,000	147,680
6.125%, due 9/1/29‡	94,000	102,930
NortonLifeLock, Inc.
5.000%, due 4/15/25‡	239,000	245,573
PTC, Inc.
3.625%, due 2/15/25‡	83,000	85,704
4.000%, due 2/15/28‡	104,000	109,200
Qorvo, Inc.
4.375%, due 10/15/29‡	173,000	185,110
5.500%, due 7/15/26	172,000	183,610
Sensata Technologies UK Financing Co. PLC
6.250%, due 2/15/26‡	163,000	171,558
Sensata Technologies, Inc.
4.375%, due 2/15/30‡	110,000	117,838
SS&C Technologies, Inc.
5.500%, due 9/30/27‡	410,000	440,750
Western Digital Corp.
4.750%, due 2/15/26(a)	512,000	556,800
Xerox Corp.
4.125%, due 3/15/23	180,000	185,175

	Principal Amount	Value
Corporate Bonds (continued)

Information Technology (continued)
Xerox Corp. (continued)
4.500%, due 5/15/21	$275,000	$279,125
		4,890,278
Materials — 6.6%
Alcoa Nederland Holding BV
5.500%, due 12/15/27‡	100,000	107,500
6.125%, due 5/15/28‡	93,000	100,440
6.750%, due 9/30/24‡	155,000	161,394
7.000%, due 9/30/26‡	143,000	154,797
Arconic Corp.
6.000%, due 5/15/25‡	150,000	159,937
Avient Corp.
5.750%, due 5/15/25‡	140,000	149,800
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27‡	125,000	130,625
Ball Corp.
4.000%, due 11/15/23	266,000	282,625
4.875%, due 3/15/26	104,000	118,300
5.250%, due 7/1/25	317,000	360,587
Berry Global, Inc.
4.500%, due 2/15/26‡	89,000	91,447
4.875%, due 7/15/26‡	312,000	330,431
5.625%, due 7/15/27‡	97,000	103,790
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, due 1/15/23	181,000	190,955
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	182,000	190,417
Freeport-McMoRan, Inc.
3.875%, due 3/15/23	354,000	374,355
4.125%, due 3/1/28	90,000	94,500
4.250%, due 3/1/30	280,000	292,600
4.375%, due 8/1/28	140,000	144,200
4.625%, due 8/1/30	180,000	188,550
5.000%, due 9/1/27	147,000	156,188
5.250%, due 9/1/29	147,000	161,516
5.450%, due 3/15/43	415,000	460,650
Graphic Packaging International LLC
3.500%, due 3/15/28‡	80,000	81,200
Howmet Aerospace, Inc.
5.125%, due 10/1/24	260,000	278,850
6.875%, due 5/1/25	245,000	275,625
LABL Escrow Issuer LLC
6.750%, due 7/15/26‡	150,000	161,813
Mauser Packaging Solutions Holding Co.
5.500%, due 4/15/24‡	270,000	275,400
Novelis Corp.
4.750%, due 1/30/30‡	341,000	355,493
5.875%, due 9/30/26‡	264,000	279,180
Owens-Brockway Glass Container, Inc.
5.875%, due 8/15/23‡	162,000	170,303
6.625%, due 5/13/27‡	145,000	158,956
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, due 7/15/23‡	335,000	339,188
Sealed Air Corp.
4.000%, due 12/1/27‡	79,000	81,370
Valvoline, Inc.
4.250%, due 2/15/30‡	115,000	120,319

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Materials (continued)
WR Grace & Co-Conn
4.875%, due 6/15/27‡	$150,000	$159,750
		7,243,051
Media — 12.0%
AMC Networks, Inc.
4.750%, due 8/1/25(a)	166,000	170,150
5.000%, due 4/1/24	174,000	177,480
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31‡	425,000	443,062
4.500%, due 8/15/30‡	412,000	434,660
4.500%, due 5/1/32‡	270,000	284,175
4.750%, due 3/1/30‡	418,000	446,215
5.000%, due 2/1/28‡	321,000	339,457
5.125%, due 5/1/27‡	395,000	418,700
5.375%, due 6/1/29‡	171,000	187,031
5.500%, due 5/1/26‡	420,000	442,050
5.750%, due 2/15/26‡	314,000	328,130
CSC Holdings LLC
4.125%, due 12/1/30‡	75,000	78,937
5.375%, due 2/1/28‡	230,000	249,262
5.500%, due 5/15/26‡	145,000	151,887
5.500%, due 4/15/27‡	158,000	169,455
5.750%, due 1/15/30‡	433,000	478,465
6.500%, due 2/1/29‡	199,000	227,855
6.750%, due 11/15/21	128,000	135,680
7.500%, due 4/1/28‡	86,000	98,040
DISH DBS Corp.
5.000%, due 3/15/23	389,000	404,560
5.875%, due 7/15/22	424,000	446,260
6.750%, due 6/1/21	469,000	484,829
Gray Television, Inc.
5.125%, due 10/15/24‡	95,000	97,612
5.875%, due 7/15/26‡	158,000	163,530
7.000%, due 5/15/27‡	157,000	171,522
iHeartCommunications, Inc.
4.750%, due 1/15/28‡	97,000	95,545
5.250%, due 8/15/27‡	172,000	173,505
6.375%, due 5/1/26	165,000	174,075
Lamar Media Corp.
3.750%, due 2/15/28‡	98,000	98,612
Live Nation Entertainment, Inc.
6.500%, due 5/15/27‡	245,000	262,763
Netflix, Inc.
3.625%, due 6/15/25‡	75,000	79,500
4.375%, due 11/15/26	244,000	270,840
4.875%, due 4/15/28	280,000	325,500
4.875%, due 6/15/30‡	331,000	388,098
5.375%, due 11/15/29‡	186,000	224,828
5.500%, due 2/15/22	159,000	167,944
5.875%, due 2/15/25	202,000	232,048
5.875%, due 11/15/28	354,000	439,845
6.375%, due 5/15/29	181,000	229,870
Nexstar Broadcasting, Inc.
5.625%, due 8/1/24‡	90,000	92,588
5.625%, due 7/15/27‡	399,000	424,935
Nielsen Co. Luxembourg SARL (The)
5.000%, due 2/1/25‡(a)	139,000	142,649
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30‡	93,000	86,955

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Sirius XM Radio, Inc.
3.875%, due 8/1/22‡	$224,000	$227,920
4.125%, due 7/1/30‡	330,000	347,325
4.625%, due 7/15/24‡	330,000	347,325
5.000%, due 8/1/27‡	329,000	349,974
5.375%, due 7/15/26‡	229,000	241,881
5.500%, due 7/1/29‡	266,000	296,258
TEGNA, Inc.
4.625%, due 3/15/28‡	217,000	214,288
5.000%, due 9/15/29‡	231,000	232,444
		13,196,519
Telecommunication Services — 5.9%
CenturyLink, Inc.
4.000%, due 2/15/27‡	257,000	265,995
5.125%, due 12/15/26‡	251,000	261,981
5.625%, due 4/1/25	147,000	156,555
5.800%, due 3/15/22	174,000	182,700
6.450%, due 6/15/21	264,000	273,240
7.500%, due 4/1/24	241,000	272,330
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	158,000	174,985
Level 3 Financing, Inc.
4.250%, due 7/1/28‡	275,000	284,281
4.625%, due 9/15/27‡	176,000	185,020
5.250%, due 3/15/26	256,000	267,200
SBA Communications Corp.
3.875%, due 2/15/27‡	297,000	307,395
Sprint Capital Corp.
6.875%, due 11/15/28	263,000	340,585
8.750%, due 3/15/32	284,000	435,940
Sprint Communications, Inc.
6.000%, due 11/15/22	254,000	274,002
Sprint Corp.
7.125%, due 6/15/24	258,000	300,570
7.250%, due 9/15/21	361,000	381,306
7.625%, due 2/15/25	321,000	390,015
7.875%, due 9/15/23	559,000	648,440
T-Mobile USA, Inc.
4.000%, due 4/15/22	140,000	144,900
4.500%, due 2/1/26	169,000	173,859
4.750%, due 2/1/28	36,000	39,015
5.125%, due 4/15/25	90,000	92,363
5.375%, due 4/15/27	93,000	100,673
ViaSat, Inc.
5.625%, due 4/15/27‡	148,000	155,770
Zayo Group Holdings, Inc.
4.000%, due 3/1/27‡	305,000	305,000
		6,414,120
Transportation — 0.5%
XPO Logistics, Inc.
6.125%, due 9/1/23‡	80,000	81,500
6.250%, due 5/1/25‡	230,000	248,400
6.750%, due 8/15/24‡	231,000	247,170
		577,070
Utilities — 4.4%
AES Corp. (The)
5.125%, due 9/1/27	95,000	102,481
6.000%, due 5/15/26	100,000	106,000
Calpine Corp.
4.500%, due 2/15/28‡	266,000	276,640
5.125%, due 3/15/28‡	295,000	306,431
5.250%, due 6/1/26‡	236,000	244,850

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Utilities (continued)
Calpine Corp. (continued)
5.750%, due 1/15/25	$195,000	$200,606
Clearway Energy Operating LLC
4.750%, due 3/15/28‡	153,000	164,092
5.750%, due 10/15/25	180,000	191,700
DPL, Inc.
4.125%, due 7/1/25‡	75,000	78,000
NextEra Energy Operating Partners LP
3.875%, due 10/15/26‡	97,000	101,103
4.250%, due 7/15/24‡	178,000	189,125
4.250%, due 9/15/24‡	130,000	138,450
4.500%, due 9/15/27‡	100,000	109,000
NRG Energy, Inc.
5.250%, due 6/15/29‡	172,000	189,200
5.750%, due 1/15/28	197,000	216,208
6.625%, due 1/15/27	247,000	265,216
7.250%, due 5/15/26	178,000	191,127
PG&E Corp.
5.000%, due 7/1/28	50,000	51,500
5.250%, due 7/1/30	350,000	364,000
TerraForm Power Operating LLC
4.250%, due 1/31/23‡	202,000	211,848
4.750%, due 1/15/30‡	128,000	138,880
5.000%, due 1/31/28‡	145,000	159,500
Vistra Operations Co. LLC
5.000%, due 7/31/27‡	255,000	271,575
5.500%, due 9/1/26‡	241,000	253,653
5.625%, due 2/15/27‡	247,000	264,290
		4,785,475
Total Corporate Bonds
(Cost $90,855,135)		94,224,631

Foreign Bonds — 12.2%
Consumer Discretionary — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28‡	182,000	188,370
4.250%, due 5/15/24‡	317,000	323,340
4.375%, due 1/15/28‡	148,000	153,920
5.000%, due 10/15/25‡	579,000	593,475
5.750%, due 4/15/25‡	90,000	96,975
Fiat Chrysler Automobiles NV, (United Kingdom)
5.250%, due 4/15/23	326,000	343,930
Parkland Corp., (Canada)
5.875%, due 7/15/27‡	92,000	97,520
6.000%, due 4/1/26‡	94,000	99,640
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, (Canada)
7.000%, due 7/15/26‡	185,000	198,875
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25‡	235,000	248,512
		2,344,557
Consumer Staples — 0.8%
JBS USA LUX SA / JBS USA Finance, Inc., (Brazil)
6.750%, due 2/15/28‡	255,000	284,962
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Brazil)
5.500%, due 1/15/30‡	256,000	282,240

	Principal Amount	Value
Foreign Bonds (continued)
Consumer Staples (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (continued)
6.500%, due 4/15/29‡	$280,000	$317,100
		884,302
Energy — 0.2%
Cenovus Energy, Inc., (Canada)
4.250%, due 4/15/27(a)	200,000	188,033

Industrials — 1.1%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27‡	94,000	94,940
GFL Environmental, Inc., (Canada)
5.125%, due 12/15/26‡	243,000	258,188
7.000%, due 6/1/26‡	85,000	90,525
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30‡	145,000	147,719
5.250%, due 12/15/27‡	93,000	96,371
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25‡	200,000	205,785
Vertical US Newco, Inc., (Germany)
5.250%, due 7/15/27‡	325,000	341,656
		1,235,184
Information Technology — 1.0%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	81,000	83,734
4.375%, due 6/12/27	138,000	147,488
Open Text Corp., (Canada)
3.875%, due 2/15/28‡	188,000	195,520
5.875%, due 6/1/26‡	155,000	164,300
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30‡	222,000	233,655
Telefonaktiebolaget LM Ericsson, (Sweden)
4.125%, due 5/15/22	238,000	250,792
		1,075,489
Materials — 2.2%
ArcelorMittal SA, (Luxembourg)
3.600%, due 7/16/24	155,000	161,587
4.250%, due 7/16/29	200,000	210,000
4.550%, due 3/11/26	40,000	43,050
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26‡	223,000	231,362
5.250%, due 4/30/25‡	150,000	159,188
5.250%, due 8/15/27‡	357,000	371,298
6.000%, due 2/15/25‡	325,000	339,625
Constellium SE, (Netherlands)
5.875%, due 2/15/26‡	100,000	104,500
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27‡	152,000	164,540
4.750%, due 5/15/22‡	184,000	192,280
5.125%, due 3/15/23‡	65,000	68,656
5.125%, due 5/15/24‡(a)	148,000	158,730
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26‡	230,000	243,225
		2,448,041
Media — 1.9%
Telenet Finance Luxembourg Notes SARL, (Belgium)
5.500%, due 3/1/28‡	200,000	210,000

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)

Media (continued)
Videotron Ltd., (Canada)
5.125%, due 4/15/27‡	$146,000	$154,577
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30‡	175,000	182,000
Virgin Media Secured Finance PLC, (United Kingdom)
4.500%, due 8/15/30‡	200,000	212,500
5.500%, due 8/15/26‡	87,000	92,002
5.500%, due 5/15/29‡	315,000	342,169
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30‡	90,000	94,500
6.000%, due 1/15/27‡	158,000	166,690
Ziggo BV, (Netherlands)
4.875%, due 1/15/30‡	147,000	154,718
5.500%, due 1/15/27‡	426,000	447,833
		2,056,989
Telecommunication Services — 2.8%
Altice Financing SA, (France)
5.000%, due 1/15/28‡	155,000	158,875
7.500%, due 5/15/26‡	335,000	359,287
Altice France SA, (France)
5.500%, due 1/15/28‡	142,000	149,455
7.375%, due 5/1/26‡	630,000	670,162
8.125%, due 2/1/27‡	200,000	223,000
Telecom Italia Capital SA, (Italy)
6.000%, due 9/30/34	237,000	284,696
7.200%, due 7/18/36	197,000	258,070
7.721%, due 6/4/38	242,000	327,003
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24‡	610,000	667,188
		3,097,736
Total Foreign Bonds
(Cost $12,814,851)		13,330,331

Short-Term Investments — 1.8%

Money Market Funds — 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.03%(b)	791,101	$791,101
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(b)(c)	1,212,739	1,212,739
Total Short-Term Investments
(Cost $2,003,840)		2,003,840
Total Investments — 100.0%
(Cost $105,673,826)		109,558,802
Other Assets and Liabilities, Net — (0.0)%(d)		(24,069)
Net Assets — 100.0%		$109,534,733

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,964,305; total market value of collateral held by the Fund was $2,038,734. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $825,995.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedules of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$–	$94,224,631	$–	$94,224,631
Foreign Bonds	–	13,330,331	–	13,330,331
Short-Term Investments:
Money Market Funds	2,003,840	–	–	2,003,840
Total Investments in Securities	$2,003,840	$107,554,962	$–	$109,558,802

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.